CAPITAL STOCK	6 Months Ended
Jun. 30, 2019
Capital Stock [Abstract]
CAPITAL STOCK
CAPITAL STOCK

A)    Authorized Capital Stock
Our authorized capital stock is composed of an unlimited number of common shares (issued 1,752,668,983 common shares as at June 30, 2019). Our common shares have no par value.

On January 1, 2019, we issued 583,669,178 common shares to Randgold shareholders as a result of the Merger. Refer to note 4 for further details.

B)    Dividends
The Company’s practice has been to declare dividends after a quarter in the announcement of the results for the quarter. Dividends declared are paid in the same quarter. However, during the first quarter of 2019, $76.3 million in dividends were paid in relation to the additional dividend that was declared in the fourth quarter of 2018. In addition, the Company paid $256.2 million in dividends during the first quarter of 2019 that were declared by Randgold in the fourth quarter of 2018.

The Company’s dividend reinvestment plan resulted in 1,127,895 common shares issued to shareholders for the six months ended June 30, 2019.